BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2012
BASIS OF PRESENTATION
BASIS OF PRESENTATION

NOTE 1: BASIS OF PRESENTATION

        The accompanying consolidated financial statements include all adjustments, consisting only of normal recurring adjustments, necessary for the fair statement of (a) the consolidated net income for the three and nine months ended September 30, 2012 and 2011, (b) the consolidated comprehensive income for the three and nine months ended September 30, 2012 and 2011, (c) the consolidated financial position as of September 30, 2012 and December 31, 2011, (d) the consolidated changes in stockholder's equity for the nine months ended September 30, 2012 and 2011 and (e) the consolidated cash flows for the nine months ended September 30, 2012 and 2011.

        The December 31, 2011 financial position data included herein was derived from the audited financial statements for the year ended December 31, 2011, but does not include all disclosures required by generally accepted accounting principles in the United States of America ("U.S. GAAP").

        CNH Capital LLC and its wholly-owned operating subsidiaries, including New Holland Credit Company, LLC and CNH Capital America LLC, and its majority-owned operating subsidiary CNH Capital Canada Ltd. (collectively, "CNH Capital" or the "Company"), are each a wholly-owned subsidiary of CNH America LLC ("CNH America"), which is an indirect wholly-owned subsidiary of CNH Global N.V. ("CNH"). CNH manufactures agricultural and construction equipment. CNH Capital provides financial services for CNH America and CNH Canada Ltd. (collectively, "CNH North America") customers primarily located in the United States and Canada.

        As of September 30, 2012, Fiat Industrial S.p.A. ("Fiat Industrial," and together with its subsidiaries, the "Fiat Industrial Group") owned approximately 88% of CNH's outstanding common shares through its wholly-owned subsidiary, Fiat Netherlands Holding B.V. ("Fiat Netherlands").

        On May 30, 2012, the Board of Directors of CNH Global received a proposal (the "Proposal") from Fiat Industrial to enter into a combination transaction. The Board of Directors of CNH Global appointed a special committee of unconflicted directors to evaluate the Proposal in consultation with independent financial and legal advisors retained by the special committee. Following such evaluation, the special committee announced on October 15, 2012 that, based on information made available to it, as well as the opinions of its financial advisors, the special committee had unanimously concluded the Proposal was inadequate and would not be in the best interests of CNH Global and CNH Global's shareholders and that the special committee had unanimously determined not to recommend the Proposal. In that same announcement, the special committee stated that it remains available to evaluate any alternatives to the Proposal should Fiat Industrial elect to advance any such alternatives. A Fiat Industrial announcement of that same date provided that its advisors had been asked to meet with the advisors to the special committee to explore whether the parties can reach agreement on revised terms for a merger transaction on a basis broadly consistent with the Proposal and that Fiat Industrial desires to move forward with a transaction promptly.

        The Company has prepared the accompanying consolidated financial statements in accordance with U.S. GAAP. The consolidated financial statements include the Company and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars. The consolidated financial statements include the accounts of the Company's subsidiaries in which the Company has a controlling financial interest and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of a subsidiary, or based on the Company's determination that it is the primary beneficiary of a variable interest entity ("VIE"). The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

        The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the residual values of equipment on operating leases, allowance for credit losses, and tax contingencies. Actual results could differ from those estimates.

        These interim financial statements should be read in conjunction with the audited financial statements and the notes thereto included in the annual report for the year ended December 31, 2011. Interim results are not necessarily indicative of those expected for the entire year.

        Effective July 1, 2012, CNH Capital LLC sold its equity interests in CNH Capital Insurance Agency, Inc. and CNH Capital Canada Insurance Agency Ltd. and entered into a five-year master services agreement allowing the counterparty to use the CNH Capital name during that period. CNH Capital LLC received approximately $35,000 in connection with the sale, primarily representing a prepayment on the master services agreement. As part of this transaction, CNH Capital LLC transferred $26,009 in restricted cash and unearned finance charges to the counterparty.